ACCRUALS AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2026
ACCRUALS AND OTHER PAYABLES
Schedule of accruals and other payables

As of

June 30, 2026

December 31, 2025

Accrued research and development expenses

$

2,528

$

3,715

Employee salaries and benefits

3,273

2,778

Accrued legal expenses

1,812

1,595

Accrued other administrative expenses

3,515

5,530

Accounts Payable

4,640

3,205

Total accruals and other payables

$

15,768

$

16,823